UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_12/31/00________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  2/13/01
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 173

Form 13F Information Table Value Total: $  174,298
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1			028-05789  	Daniel F. Flowers
 2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

,,,Market,Shares/,,Put/,Investment,Other,Voting Authority,,
Namer of Issuer,Title of Class,Cusip,(x$1000),PRN
AMT,SH/PRN,Call,Discretion,Managers,Sole,Shared,Other
3Com Corp,Com,885535104,55,6500,SH,,Sole,,6500,,
3Com Corp,Com,885535104,134,15750,SH,,Other,123,,15750,
Abbott Laboratories,Com,2824100,552,11400,SH,,Sole,,11400,0,
ADR BP Amoco PLC,Com,55622104,267,5587,SH,,Sole,,5587,,
ADR BP Amoco PLC,Com,55622104,821,17143,SH,,Other,123,,17143,
ADR SAP AG,Com,803054204,19,550,SH,,Sole,,550,,
ADR SAP AG,Com,803054204,910,27000,SH,,Other,123,,27000,
AEGON N.V.,Com,7924103,315,7604,SH,,Sole,,7604,0,
Agilent Technologies Inc,Com,00846U101,162,2958,SH,,Sole,,2958,,
Agilent Technologies Inc,Com,00846U101,785,14329,SH,,Other,123,,14329,
Albertsons Inc,Com,13104104,81,3040,SH,,Sole,,3040,,
Albertsons Inc,Com,13104104,239,9000,SH,,Other,123,,9000,
Allstate Corp,Com,20002101,78,1800,SH,,Sole,,1800,,
Allstate Corp,Com,20002101,791,18156,SH,,Other,123,,18156,
American International Group Inc,Com,26874107,109,1106,SH,,Sole,,1106,
American International Group
Inc,Com,26874107,2305,23389,SH,,Other,123,,23389
Andersons Inc,Com,34164103,227,26300,SH,,Other,123,0,26300
AT & T Corp,Com,1957109,16,950,SH,,Sole,,950,
AT & T Corp,Com,1957109,162,9375,SH,,Other,123,,9375
Bank Amer Corp,Com,60505104,190,4142,SH,,Sole,,4142,
Bank Amer Corp,Com,60505104,183,4000,SH,,Other,123,,4000
Bank One Corp,Com,06423A103,278,7598,SH,,Sole,,7598,
Bank One Corp,Com,06423A103,2084,56889,SH,,Other,123,,56889
Benchmark Electronics Inc,Com,08160H101,43,1900,SH,,Sole,,1900,
Benchmark Electronics
Inc,Com,08160H101,2834,125600,SH,,Other,123,,125600
BMC Software Inc,Com,55921100,59,4220,SH,,Sole,,4220,
BMC Software Inc,Com,55921100,602,43000,SH,,Other,123,,43000
Bristol Myers Squibb Co,Com,110122108,66,890,SH,,Sole,,890,
Bristol Myers Squibb Co,Com,110122108,825,11160,SH,,Other,123,,11160
Brunswick Corp,Com,117043109,49,3000,SH,,Sole,,3000,
Brunswick Corp,Com,117043109,132,8000,SH,,Other,123,,8000
Brush Engineered Materials
Inc,Com,117421107,363,18000,SH,,Other,123,0,18000
Cisco Systems Inc,Com,17275R102,6397,167240,SH,,Other,123,0,167240
Coastal Bancorp Inc,Com,19041P105,6468,269520,SH,,Other,123,0,269520
Coca Cola Co,Com,191216100,1950,32000,SH,,Other,123,,32000
Compaq Computer Corp,Com,204493100,15,1000,SH,,Sole,,1000,
Compaq Computer Corp,Com,204493100,506,33600,SH,,Other,123,,33600
"Conagra Foods, Inc",Com,205887102,674,25940,SH,,Sole,,25940,
"Conagra Foods, Inc",Com,205887102,1206,46400,SH,,Other,123,,46400
Conoco Inc Class B,Com,208251405,187,6462,SH,,Sole,,6462,
Conoco Inc Class B,Com,208251405,8911,307930,SH,,Other,123,,307930
Cooper Cameron Corp,Com,216640102,495,7500,SH,,Other,123,0,7500
Cooper Tire & Rubber Co,Com,216831107,327,30780,SH,,Sole,,30780,
Cooper Tire & Rubber Co,Com,216831107,796,74900,SH,,Other,123,,74900
Diamond Offshore Drilling,Com,25271C102,310,7746,SH,,Sole,,7746,
Diamond Offshore Drilling,Com,25271C102,240,6000,SH,,Other,123,,6000
Disney,Com,254687106,52,1800,SH,,Sole,,1800,
Disney,Com,254687106,729,25200,SH,,Other,123,,25200
Du Pont E I de Nemours & Co,Com,263534109,152,3140,SH,,Sole,,3140,
Du Pont E I de Nemours &
Co,Com,263534109,6024,124692,SH,,Other,123,,124692
Electronic Data Systems Corp Com,Com,285661104,347,6000,SH,,Sole,,6000,
Electronic Data Systems Corp
Com,Com,285661104,2252,39000,SH,,Other,123,,39000
EMC Corp/Mass,Com,268648102,17,250,SH,,Sole,,250,
EMC Corp/Mass,Com,268648102,519,7800,SH,,Other,123,,7800
Entrust Technologies Inc,Com,293848107,143,11000,SH,,Sole,,11000,0
Exxon Corp,Com,302290101,459,5280,SH,,Other,123,0,5280
Exxon Mobil Corp,Com,30231G102,924,10631,SH,,Sole,,10631,
Exxon Mobil Corp,Com,30231G102,3477,40000,SH,,Other,123,,40000
Fifth Third Bancorp,Com,316773100,867,14509,SH,,Sole,,14509,
Fifth Third Bancorp,Com,316773100,2801,46875,SH,,Other,123,,46875
First Data Corp,Com,319963104,342,6500,SH,,Other,123,0,6500
"Florida East Coast Industries, Inc Class
B",Com,340632207,299,8733,SH,,Other,123,0,8733
Genentech Inc,Com,368710406,16,200,SH,,Sole,,200,
Genentech Inc,Com,368710406,285,3500,SH,,Other,123,,3500
General Electric Co,Com,369604103,288,6000,SH,,Sole,,6000,
General Electric Co,Com,369604103,6152,128340,SH,,Other,123,,128340
Georgia Pacific Timber Group,Com,373298702,616,20583,SH,,Sole,,20583,0
Georgia-Pacific Corp,Com,373298108,1337,42956,SH,,Sole,,42956,0
Gillette Co,Com,375766102,171,4720,SH,,Sole,,4720,
Gillette Co,Com,375766102,386,10680,SH,,Other,123,,10680
Halliburton Co,Com,406216101,609,16800,SH,,Other,123,0,16800
HCA -The Healthcare Company,Com,404119109,18,400,SH,,Sole,,400,
HCA -The Healthcare
Company,Com,404119109,1596,36259,SH,,Other,123,,36259
HCC  Insurance Holdings Inc,Com,404132102,23,850,SH,,Sole,,850,
HCC  Insurance Holdings Inc,Com,404132102,566,21000,SH,,Other,123,,21000
Heinz H J Co,Com,423074103,81,1700,SH,,Sole,,1700,
Heinz H J Co,Com,423074103,852,17950,SH,,Other,123,,17950
Hershey Foods Corp,Com,427866108,43,670,SH,,Sole,,670,
Hershey Foods Corp,Com,427866108,1081,16800,SH,,Other,123,,16800
Hewlett-Packard Co,Com,428236103,439,13900,SH,,Sole,,13900,
Hewlett-Packard Co,Com,428236103,2374,75200,SH,,Other,123,,75200
Hlth Mgmt Assoc Inc Cl  A,Com,421933102,473,22775,SH,,Other,123,0,22775
Home Depot Inc,Com,437076102,51,1125,SH,,Sole,,1125,
Home Depot Inc,Com,437076102,3122,68325,SH,,Other,123,,68325
Intel Corp,Com,458140100,601,20000,SH,,Sole,,20000,
Intel Corp,Com,458140100,3956,131600,SH,,Other,123,,131600
International Business Machines Corp
Cap,Com,459200101,147,1725,SH,,Sole,,1725,
International Business Machines Corp
Cap,Com,459200101,1862,21900,SH,,Other,123,,21900
Johnson & Johnson,Com,478160104,194,1850,SH,,Sole,,1850,
Johnson & Johnson,Com,478160104,4108,39100,SH,,Other,123,,39100
Johnson Controls Inc,Com,478366107,66,1270,SH,,Sole,,1270,
Johnson Controls Inc,Com,478366107,182,3500,SH,,Other,123,,3500
Kent Electronics Corp,Com,490553104,10,600,SH,,Sole,,600,
Kent Electronics Corp,Com,490553104,629,38120,SH,,Other,123,,38120
Kimberly-Clark Corp,Com,494368103,410,5800,SH,,Sole,,5800,0
Lucent Technologies Inc,Com,549463107,29,2128,SH,,Sole,,2128,
Lucent Technologies Inc,Com,549463107,130,9620,SH,,Other,123,,9620
Masco Corp,Com,574599106,257,10000,SH,,Sole,,10000,0
Mattel Inc,Com,577081102,9,600,SH,,Sole,,600,
Mattel Inc,Com,577081102,152,10496,SH,,Other,123,,10496
Mc Donalds Corp,Com,580135101,145,4260,SH,,Sole,,4260,
Mc Donalds Corp,Com,580135101,1632,48000,SH,,Other,123,,48000
Merck & Co Inc,Com,589331107,1104,11790,SH,,Sole,,11790,
Merck & Co Inc,Com,589331107,4494,48000,SH,,Other,123,,48000
Microsoft Corp,Com,594918104,728,16779,SH,,Sole,,16779,
Microsoft Corp,Com,594918104,4022,92730,SH,,Other,123,,92730
Minnesota Mining & Mfg Co,Com,604059105,506,4200,SH,,Sole,,4200,0
MLP Mesabi Tr Ctf Ben Int Ltd
Partnership,Com,590672101,1134,336000,SH,,Other,123,0,336000
Morgan Stanley Dean Witter &
CO,Com,617446448,888,11200,SH,,Other,123,0,11200
Motorola Inc,Com,620076109,51,2540,SH,,Sole,,2540,
Motorola Inc,Com,620076109,167,8250,SH,,Other,123,,8250
Nabors Ind Inc,Com,629568106,592,10000,SH,,Sole,,10000,
Nabors Ind Inc,Com,629568106,1065,18000,SH,,Other,123,,18000
"Nasdaq-100 Trust Unit, Series
1",Com,631100104,584,10000,SH,,Sole,,10000,
"Nasdaq-100 Trust Unit, Series
1",Com,631100104,2043,35000,SH,,Other,123,,35000
"Nike, Inc. - Class B",Com,654106103,279,5000,SH,,Sole,,5000,
"Nike, Inc. - Class B",Com,654106103,938,16800,SH,,Other,123,,16800
Norfolk Southern Corp,Com,655844108,200,15000,SH,,Other,123,0,15000
O I Corp,Com,670841105,188,51000,SH,,Other,123,0,51000
Oracle Corp,Com,68389X105,2168,74600,SH,,Other,123,0,74600
"Palm, Inc",Com,696642107,273,9641,SH,,Sole,,9641,
"Palm, Inc",Com,696642107,661,23360,SH,,Other,123,,23360
Parametric Technology Corp,Com,699173100,7,493,SH,,Sole,,493,
Parametric Technology Corp,Com,699173100,806,60000,SH,,Other,123,,60000
Pepsico Inc,Com,713448108,496,10000,SH,,Other,123,0,10000
Pfizer Inc,Com,717081103,21,450,SH,,Sole,,450,
Pfizer Inc,Com,717081103,2620,56960,SH,,Other,123,,56960
Pharmacia Corp,Com,71713U102,323,5300,SH,,Sole,,5300,0
Phelps Dodge Corp Cap,Com,717265102,78,1400,SH,,Sole,,1400,
Phelps Dodge Corp Cap,Com,717265102,893,16000,SH,,Other,123,,16000
"Philip Morris Cos, Inc",Com,718154107,297,6750,SH,,Other,123,0,6750
Photronics Inc,Com,719405102,264,11280,SH,,Sole,,11280,0
Playtex Products Inc,Com,72813P100,289,30000,SH,,Other,123,0,30000
Precision Castparts Corp,Com,740189105,42,1000,SH,,Sole,,1000,
Precision Castparts Corp,Com,740189105,757,18000,SH,,Other,123,,18000
Precision Drilling Corp,Com,74022D100,1076,28652,SH,,Sole,,28652,
Precision Drilling Corp,Com,74022D100,3437,91500,SH,,Other,123,,91500
Procter & Gamble Co,Com,742718109,235,3000,SH,,Other,123,0,3000
Schlumberger Ltd,Com,806857108,72,900,SH,,Sole,,900,
Schlumberger Ltd,Com,806857108,5947,74400,SH,,Other,123,,74400
Sears Roebuck & Co,Com,812387108,50,1430,SH,,Sole,,1430,
Sears Roebuck & Co,Com,812387108,341,9800,SH,,Other,123,,9800
Sherwin-Williams Co,Com,824348106,48,1832,SH,,Sole,,1832,
Sherwin-Williams Co,Com,824348106,368,14000,SH,,Other,123,,14000
Sky Financial Group Inc,Com,83080P103,747,44616,SH,,Sole,,44616,
Sky Financial Group
Inc,Com,83080P103,18009,1075181,SH,,Other,123,,1075181
Smith International Inc,Com,832110100,559,7500,SH,,Other,123,0,7500
Software Spectrum Inc,Com,833960107,8,1390,SH,,Sole,,1390,
Software Spectrum Inc,Com,833960107,732,120800,SH,,Other,123,,120800
Solectron Corp,Com,834182107,712,21000,SH,,Other,123,0,21000
Southwest Airlines Co,Com,844741108,98,2932,SH,,Sole,,2932,
Southwest Airlines Co,Com,844741108,1867,55688,SH,,Other,123,,55688
St Joe Corp,Com,790148100,832,37800,SH,,Other,123,0,37800
Sysco Corp,Com,871829107,768,25600,SH,,Sole,,25600,0
Tellabs Inc,Com,879664100,25,450,SH,,Sole,,450,
Tellabs Inc,Com,879664100,288,5100,SH,,Other,123,,5100
Texaco Inc,Com,881694103,113,1825,SH,,Sole,,1825,
Texaco Inc,Com,881694103,2783,44800,SH,,Other,123,,44800
Transocean Sedco Forex Inc,Com,G90078109,63,1373,SH,,Sole,,1373,
Transocean Sedco Forex Inc,Com,G90078109,662,14391,SH,,Other,123,,14391
"Trinity Industries, Inc.",Com,896522109,977,39067,SH,,Other,123,0,39067
USX-Marathon Group,Com,902905827,1304,46980,SH,,Other,123,0,46980
Veritas Software Corp,Com,923436109,391,4465,SH,,Other,123,0,4465
Vignette Corp,Com,926734104,265,14730,SH,,Sole,,14730,0
Visteon Corp,Com,92839U107,46,4000,SH,,Sole,,4000,
Visteon Corp,Com,92839U107,144,12500,SH,,Other,123,,12500
Walgreen Co,Com,931422109,702,16800,SH,,Other,123,0,16800
Wal-Mart Stores Inc,Com,931142103,106,2000,SH,,Sole,,2000,
Wal-Mart Stores Inc,Com,931142103,1594,30000,SH,,Other,123,,30000
Weingarten Realty Investors Sh Ben
Int,Com,948741103,99,2262,SH,,Sole,,2262,
Weingarten Realty Investors Sh Ben
Int,Com,948741103,306,7000,SH,,Other,123,,7000
WorldCom Inc,Com,98157D106,39,2780,SH,,Sole,,2780,
WorldCom Inc,Com,98157D106,787,56000,SH,,Other,123,,56000
